TAXES ON INCOME (Deferred Tax Assets And Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Net operating loss carryforwards (in Israel)	$ 2,772	$ 2,350
Net operating loss carryforwards (outside Israel)		492
Capital loss carryforwards (in Israel)	1,957	1,110
Severance benefits	23	27
Provision for vacation pay	202	200
Tax credit carryforward	926	905
Allowance for doubtful accounts	26	14
Total gross deferred tax assets	5,906	5,098
Less valuation allowance	(5,175)	(3,100)
Net deferred tax assets	731	1,998
Undistributed income of subsidiaries	(197)	(197)
Fixed assets - differences in depreciation	(534)	(737)
Total gross deferred tax liabilities	(731)	(934)
Net deferred tax assets		$ 1,064